Disaggregation of Revenue - Schedule of Financial Information Concerning our Geographic Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	$ 307,747	$ 314,916	$ 289,166
Southeast Asia [Member]
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue		30,908	37,096
East Asia [Member]
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	249,965	254,245	252,070
Middle East [Member]
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	$ 57,782	$ 29,763